Debt	12 Months Ended
Dec. 31, 2021
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Debt
10.	DEBT
A summary of the outstanding debt as of December 31, 2021 is as follows:

As of December 31, 2021
Description	Issuance Date(s)	Maturity Date(s)	Stated Interest Rate	Princ i pal Balance Outstanding	Unamortized Debt Discount	Debt Balance
Trinity Equipment Financing	March 2021 - August 2021	March 2024 - August 2024	9.48% - 9.73%	9,454	(252)	9,202
Term Loan - Silicon Valley Bank	September 2021	September 2024	3.50%	10,000	(225)	9,775
Term Loan - Horizon	December 2021	May 2025	9.00%	15,000	(582)	14,418
Capital Lease				992	—	992

Total Debt				35,446	(1,060)	34,386
Less: current portion, net of current portion of debt discount						(7,234)

Total long-term						27,152

Convertible Note - PIPE Investors	December 2021	December 2022	0.33%	13,500	0	13,500
Convertible Notes	April & May 2020	April & May 2022	5.00%	18,213	(22)	18,191

				31,713	(22)	31,691

				67,159	(1,082)	66,077

(a)
As of December 31, 2020 and 2021, the Company’s debt liability included $16.8 million of convertible notes issued by GLPRI in 2020, as well as the associated accrued interest liability of $0.6 million and $1.4 million, respectively.

Convertible Instruments - PIPE Investors

In December 2021, certain new and existing investors in
GreenLight
(the “Prepaying PIPE Investors”) agreed to purchase from GreenLight convertible instruments with an aggregate principal amount of approximately
$35.3
million (the “PIPE Instruments”),
$13.5
million of which was received on or
before

F-24

December 31, 2021. The remainder of the PIPE Instruments were issued
 in January 2022 in exchange for cash totaling approximately
$21.8 million. As such, the Company recorded
$13.5

million of the debt liability as of December 31, 2021. The PIPE Instruments bear interest at the minimum applicable federal rate per annum payable at maturity. The PIPE Instruments have a maturity date on the earlier of twelve months after their issuance dates or an event of default. The PIPE Instruments are pre-payable in whole or in part at any time. The terms of the PIPE Instruments require GreenLight to settle the total outstanding principal together with any accrued but unpaid interest on the maturity date. See Note 18 for further discussion of the PIPE transaction.
The PIPE Instruments provided for the automatic conversion of the outstanding principal into shares of the class of capital stock issued in a Qualified Financing (as defined below). Upon the closing of certain change of control transactions or an initial public offering (“IPO”), GreenLight was obligated to repay the Prepaying PIPE Investors an amount equal to the outstanding principal balance and interest accrued on the PIPE Instruments in preference to any payments made to the holders of GreenLight’s common stock.
In conjunction with entering into the PIPE Instruments, each PIPE Investor entered into a side letter agreement (the “Side Letter”) with GreenLight, which required the PIPE Investor to tender its PIPE Instrument as a corresponding payment for all or a portion of such PIPE Investor’s purchase of shares upon the closing of a business combination with ENVI.
The PIPE Instruments included the following conversion and redemption features:

a)
Upon an equity financing involving the sale of capital stock of the Company primarily for capital-raising purposes on terms no less favorable to the purchasers than the terms of GreenLight’s Series D Preferred Stock financing (a “Qualified Financing”), all then outstanding principal on each PIPE Instrument would automatically convert into that number of shares of capital stock issued in such Qualified Financing equal to the quotient obtained by dividing (i) the outstanding principal amount of the PIPE Instrument by (ii) the lower of the Conversion Discount Price or the Capped Price (each as defined for purposes of the PIPE Instrument).

b)
Upon a change of control or an IPO, the holders of the PIPE Instruments would be entitled to receive an amount equal to the outstanding principal and interest on the holders’ PIPE Instruments in preference to the holders of GreenLight’s common stock.

c)
Upon the occurrence of an event of default, the PIPE Instruments would automatically become due and payable. Upon such acceleration, all outstanding principal (with no penalty) and unpaid accrued interest would become payable.

The Company assessed the embedded features within the PIPE Instruments and did not identify any material embedded derivative in connection with the automatic conversion upon a Qualified Financing. The other embedded features did not meet the definition of a derivative or were clearly and closely related to the host contract, and thus did not require separate accounting.
In February of 2022, in accordance with the Side Letter, the PIPE Instruments were surrendered and cancelled upon the occurrence of a business combination with Environmental Impact Acquisition Corp. See Note 18 for further discussion of the Business Combination.
Term Loan – Horizon
In December 2021, the Company entered into a loan and security agreement with Horizon Technology Finance Corporation and Powerscourt Investments XXV, LP (together, “Horizon”), which provided for a term loan facility in an aggregate principal amount of up to
$25.0 million, $15.0 million of which was borrowed at the closing and the remainder of which may be borrowed following the achievement of certain milestones, but not after June 30, 2022.
Accrued interest is payable monthly. The principal of each term loan must be repaid in equal monthly installments beginning

February 1, 2023

(or August 1, 2023 if any of the remaining $10.0 million is borrowed), with a scheduled final maturity date of

July 1, 2025
.
The Company may prepay the term loans in full, but not in part, without premium or penalty, other than a premium equal to (i) 3% of the principal amount of any prepayment made within 12 months after the applicable funding date, (ii) 2%
of the principal amount of any prepayment made between 12 and 24 months after the applicable funding date and (iii) 1% of the principal amount of any prepayment made more than 24 months after the applicable funding date. On the earlier of the scheduled final maturity date and the prepayment in full of the term loans, the Company must pay a final payment fee equal to
3.0
% of the original principal amount of the
funded
term loans.
The debt was recorded based on proceeds received net of related debt issuance costs of approximately $
0.6
 million. The debt issuance costs include the fair value of approximately $
0.4

million for the warrants the Company is committed to issue in conjunction with this financing. The Company is obligated to issue 80% of the warrant obligation during the three months ending March 31, 2022, and such warrant obligation is calculated at

3
% of the loan commitment. The number of warrants to be issued and strike price wil
l
be set at the lower of $5.26 and 90%
of the public trading value of shares of ENVI if issued after the close of the Business Combination. Since the Company is committed to issue these warrants, the Company has recorded the estimated fair value of these warrants as of the date of the loan and security agreement of $0.5 million, of which $0.4 million is recorded as debt issuance cost and $0.1 million is recorded in other assets for the portion of the principal amount not yet borrowed by the Company as of December 31, 2021. Total debt issuance costs of approximately
$
0.6

million is being amortized over the term of the financing agreement.
Term Loan – Silicon Valley Bank
In September 2021, the Company entered into a loan and security agreement with Silicon Valley Bank (“SVB”), which provided for a term loan facility in an aggregate principal amount of up to $
15.0
 million, $
10.0
 million
o
f which was borrowed at the closing and the remainder of which may be borrowed following the achievement of certain milestones, but not after March 31, 2022.
Accrued interest is payable monthly. The principal of each term loan must be repaid in equal monthly installments beginning April 1, 2022 (or October 1, 2022, if
GreenLight
borrows any of the remaining $5.0 million), with a scheduled final maturity date of
September 1, 2024
. On the earlier of the scheduled final maturity date and the prepayment in full of the term loans, the Company
must pay a final payment fee equal to
4.0
% of the original principal amount of the term loans.
GreenLight
 may prepay the term loans in increments of $
5.0
 million and without premium or penalty, other than a premium equal to (i) with respect to any prepayment made on or before September 22, 2022,
3
% of the principal so prepaid, (ii) with respect to any prepayment made after September 22, 2022 and on or before September 22, 2023,
2
% of the principal so prepaid and (iii) with respect to any prepayment made after September 22, 2023 and on or before September 1, 2024,
1
% of the principal so prepaid.
GreenLight
granted a first-priority, perfected security interest in substantially all of its
present and future personal property and assets, excluding intellectual property, to secure its obligations to SVB.
The debt was
recorded
based on proceeds received net of related debt issuance costs of approximately $
0.3
 million. The debt issuance costs include the fair value of approximately $
0.2
million for the
51,724
shares of common warrants the Company previously issued in conjunction with this financing. No additional common warrants were issued in conjunction with this financing. Total debt issuance costs of approximately
 $
0.4

million is being amortized over the term of the financing agreement.

Equipment Financing
On March 29, 2021, the Company entered into a master equipment financing agreement with Trinity Capital (Trinity) authorizing equipment financing in the aggregate of approximately $
11.3
 million with advances to be made as follows: (1) up to $
5.0
 million at execution of the agreement and (2) the
remaining balance
to be drawn at Company’s option but no later than September 1, 2021. The monthly payment factors are determined by Trinity based on the Prime Rate reported in The Wall Street Journal on the first day of the month in which a financing schedule is executed, which as of the effective date of the equipment financing agreement was
3.25
%.

The effective interest rate on the advances ranged from 13.2% to 16.3% as of December 31, 2021.
As of December 31, 2021, the Company has drawn the entire $
11.3
million
on multiple advances, which is repayable over a
36
-
month period that commenced on the advance date. The carrying value of the assets subject to a lien under this financing arrangement is app
roximately $
13.3
 million.
The debt was recorded based on proceeds received net of related debt issuance costs of approximately $
0.4

million, which are being amortized over the term of the financing agreement. The debt issuance costs include the fair value of approximately
$
0.1
 million for the
219,839

common stock warrants the Company issued in conjunction with this financing.
Convertible Notes
In April and May 2020, GLPRI issued a series of convertible notes payable in exchange for cash totaling approximately $16.8 million (the “2020 Notes”).
The Company
guaranteed payment and performance of the 2020 Notes. The 2020 Notes bear interest at 5% per annum that is accrued each period and is payable at maturity.
The effective interest rate was 5.4% as of December 31, 2021.
The total amount of accrued interest on the notes is
approximately
$0.6 million and $1.4 million as of December 31, 2020 and 2021, respectively. The 2020 Notes mature two years after their respective issuance dates. The 2020 Notes are only pre-payable
with the consent of the holders. GLPRI is required to settle the total outstanding principal together with any accrued but unpaid interest on the maturity date.
The 2020 Notes provide the option to convert the outstanding principal, plus accrued and unpaid interest, into shares of the Company’s Series D Preferred Stock (on or after the date of the Series D Preferred Stock financing) or the right to receive royalties on future sales of certain of GLPRI’s products.

In conjunction with entering into the 2020 Note agreements, each holder entered into a side letter agreement (the “Side Letter”) with GreenLight and GLPRI, which gives the holder the right to convert the 2020 Notes into shares of Series D Preferred Stock at a discounted conversion price (
85
% of the price per share of the Series D Preferred Stock) in the event that the Series D financing is deemed an inside round. This discount did not apply as the Series D financing was determined not to be an inside round. At issuance, the Company concluded that the fair value of the discount feature was de minimis.
The 2020 Notes include the following conversion and redemption features:

•
From the date of the initial closing of the then-next equity financing of the Company (the “Series D Financing”) until maturity, conversion at the option of the holder into Series D Preferred Stock (based upon the original issue price of the Series D Preferred Stock) or the right to receive certain royalty payments over a
15-year
period, commencing on the conversion date (such royalty payment being equal to the net sales of specified GLPRI products multiplied by the adjusted royalty rate, such royalty payment not to exceed the net profit in any quarter).

•
Upon the occurrence of certain contingent events after the Company’s Series D Financing and before maturity, automatic conversion into Series D Preferred Stock (based upon the original issue price of the Series D Preferred Stock).

•
Automatic redemption upon an event of default, as defined in the 2020 Notes. Upon the occurrence of an event of default, the 2020 Notes will either automatically become due and payable or can become due and payable at the holder’s option (based on the nature of the event of default). Upon such acceleration, all outstanding principal (with no penalty) and unpaid accrued interest will become payable.

The Company assessed the embedded features within the
2020
Notes
and determined that the features do not meet the definition of a derivative or were clearly and closely related to the host contract, and thus did not require separate accounting. In addition, the optional redemption feature to receive royalty payments is subject to a scope exception from derivative accounting.
The 2020 Notes were recorded based on proceeds received and were recorded net of related debt issuance costs of approximately $0.1 million, which are being amortized to interest expense using the effective interest rate method over the term of the notes.
In August 2021, the 2020 Notes were amended and restated to make the Company the sole obligor under the 2020 Notes and to remove the right to receive royalties on future sales of certain products.

Loan Interest Expense and Amortization

The Company’s total interest expense was approximately $
1.0
 million and $
2.4

million for the year ended December 31, 2020 and 2021, respectively. The following summarizes the components of total interest expense:

	December 31,
	2020	2021
Interest paid or accrued	$440	$2,253
Non-cash amortization of debt discount and deferred financing cost	588	166

Total	$1,028	$2,419
Scheduled future principal payments on total outstanding debt, as of December 31, 2021, are as follows:

December 31,
2022	$37,176
2023	13,916
2024	11,972
2025 and thereafter	2,657

Total	$65,721